BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Mar. 31, 2025 USD ($) Segment shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2025 HKD ($)
Product Information [Line Items]
Allowance for credit losses	$ 17,733
Deferred offering costs	266,028
Impairment of long-lived assets	0	0	0
Warranty reserves	0	0
Advertising expense	20,558	8,089	8,742
Other income	20,018		12,247
Uncertain tax positions	$ 0	$ 0	$ 0
Dilutive shares | shares	0	0	0
Number of operating segment | Segment	1
Cash and cash equivalents	$ 31,950	$ 268,160
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	20.00%	24.00%	18.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	17.00%	15.00%	15.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage		11.00%	11.00%
Customer Concentration Risk [Member] | One Subcontractor [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage	54.00%	46.00%	27.00%
Customer Concentration Risk [Member] | Two Subcontractor [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage			26.00%
Customer Concentration Risk [Member] | Three Subcontractor [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage			11.00%
Design and Fit Out Services [Member]
Product Information [Line Items]
Service projects amount	$ 382,497
Management Service [Member]
Product Information [Line Items]
Service projects amount
Application Services [Member]
Product Information [Line Items]
Service projects amount	99,999
Design Only Services [Member]
Product Information [Line Items]
Service projects amount	2,096
Maximum [Member]
Product Information [Line Items]
Cash FDIC insured amount	250,000
Maximum [Member] | HONG KONG
Product Information [Line Items]
Deposit	$ 64,267			$ 500,000